1.  Name and address of issuer

	Morgan Stanley Balanced Fund

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
	x

3a.  Investment Company Act File Number:

	811-07245

3b.  Securities Act File Number:

	033-56853

4a.  Last day of fiscal year for which this Form is filed:

	January 31, 2010

4b.  []  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):	15,302,125

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal year:	58,276,555

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior fiscal
year ending no earlier than October 11, 1995 that
were not previously used to reduce registration
fees payable to the Commission:	270,100,480

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:	(328,377,035)

	(v)  Net sales -- if item 5(i) is greater
than item 5(iv) [subtract item 5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available for use
in future years - if item 5(i) is less than item 5(iv)
[subtract item 5(iv) from item 5(i)]:	(313,074,910)

	(vii)  Multiplier for determining registration
fee (See Instruction C.9):	   .0000713

	(viii)  Registration fee due [multiply item 5(v)
by item 5(vii)] (enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined
by deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or shares or
other units) deducted here:	.  If there is a number
of shares or other units that were registered pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
year for which this form is filed that are available for
use by the issuer in future fiscal years, then state
that number here:	.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following
persons on behalf of the issuer and in the capacities
and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "December 17, 2009"
*Please print the name and title of the signing officer below the